UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2019

Date of reporting period:	November 30, 2018

Item 1. Schedule of Investments:

Putnam PanAgora Market Neutral Fund
The fund's portfolio
11/30/18 (Unaudited)

INVESTMENT COMPANIES (5.9%)(a)
	Shares	Value
State Street Institutional U.S. Government Money Market Fund	616,249	$616,249

Total investment companies (cost $616,249)		$616,249

SHORT-TERM INVESTMENTS (98.2%)(a)
	Principal amount	Value
U.S. Treasury Bills 2.577%, 9/12/19(SEGSF)	$3,500,000	$3,429,702
U.S. Treasury Bills 2.468%, 5/23/19(SEGSF)	3,500,000	3,459,019
U.S. Treasury Bills 2.294%, 1/24/19	3,300,000	3,289,144

Total short-term investments (cost $10,178,948)		$10,177,865
TOTAL INVESTMENTS

Total investments (cost $10,795,197)		$10,794,114

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 11/30/18 (Unaudited)
Swap counterparty/Notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$2,891	$2,782	$—	1/27/20	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Aboitiz Power Corp — Monthly	$(110)
46,885	46,560	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Advance Auto Parts Inc — Monthly	(331)
39,191	39,911	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Aecom — Monthly	714
38,251	38,108	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Aegon Nv — Monthly	(148)
44,777	45,178	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Agco Corp — Monthly	395
15,579	16,285	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Agile Group Holdings Ltd — Monthly	703
173,053	175,159	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Agilent Technologies Inc — Monthly	2,083
11,406	11,924	—	1/28/20	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Airasia Group Bhd — Monthly	515
44,962	44,413	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Akamai Technologies Inc — Monthly	(555)
9,097	8,985	—	1/29/20	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Aldar Properties Pjsc — Monthly	(114)
9,261	9,453	—	1/29/20	(Federal Funds Effective Rate US plus 0.90%) — Monthly	Alfa Sab De Cv — Monthly	190
71,964	72,235	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Alfresa Holdings Corp — Monthly	257
44,413	44,944	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Allergan Plc — Monthly	525
180,015	176,898	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Allison Transmission Holdings Inc — Monthly	(3,142)
132,542	133,523	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Amazon.Com Inc — Monthly	963
39,433	39,530	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Amdocs Ltd — Monthly	92
33,605	33,062	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	American Financial Group Inc/Oh — Monthly	(547)
47,068	47,216	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	American National Insurance Co — Monthly	142
41,494	42,744	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	American Water Works Co Inc — Monthly	1,244
130,223	127,674	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ameriprise Financial Inc — Monthly	(2,566)
14,047	13,952	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ametek Inc — Monthly	(97)
9,124	9,085	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Anta Sports Products Ltd — Monthly	(40)
31,826	31,934	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ao Smith Corp — Monthly	104
14,101	14,082	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Aramark — Monthly	(22)
34,618	35,375	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Arcelormittal — Monthly	753
33,927	33,897	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Armstrong World Industries Inc — Monthly	(35)
24,164	24,164	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Arris International Plc — Monthly	(7)
88,869	88,827	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Aspen Insurance Holdings Ltd — Monthly	(55)
88,007	88,716	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Aspen Technology Inc — Monthly	698
19,155	19,787	—	1/27/20	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Astra International Tbk Pt — Monthly	627
61,345	61,487	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Astrazeneca Plc — Monthly	134
87,516	87,846	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Athenahealth Inc — Monthly	319
118,874	117,336	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Athene Holding Ltd — Monthly	(1,554)
61,736	65,744	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Atlassian Corp Plc — Monthly	4,000
69,011	68,458	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Avista Corp — Monthly	(72)
42,455	42,518	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Axel Springer Se — Monthly	58
21,671	21,652	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Baidu Inc Adr — Monthly	(22)
14,025	14,291	—	1/27/20	(Federal Funds Effective Rate US plus 0.65%) — Monthly	Banco Btg Pactual Sa — Monthly	262
644	642	—	3/06/20	(Federal Funds Effective Rate US plus 1.15%) — Monthly	Banco De Bogota Sa — Monthly	(3)
4,361	4,320	—	1/29/20	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Bank Handlowy W Warszawie Sa — Monthly	(42)
15,232	15,206	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bank Of Communications Co Ltd — Monthly	(28)
27,859	27,074	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Barry Callebaut Ag — Monthly	(790)
9,774	9,792	—	1/29/20	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Bashneft Pjsc — Monthly	17
36,791	37,145	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bayer Ag — Monthly	350
20,714	21,016	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bemis Co Inc — Monthly	299
54,684	56,389	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Benesse Holdings Inc — Monthly	1,694
19,006	17,661	—	1/27/20	(Federal Funds Effective Rate US plus 0.60%) — Monthly	Bid Corp Ltd — Monthly	(1,350)
39,309	39,377	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Blackrock Inc — Monthly	63
39,482	40,347	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bluescope Steel Ltd — Monthly	860
32,016	33,289	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Boeing Co/The — Monthly	1,269
4,927	4,924	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bojangles' Inc — Monthly	(4)
179,450	177,477	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Borgwarner Inc — Monthly	(1,235)
40,411	40,095	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Brother Industries Ltd — Monthly	(325)
73,791	74,466	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bruker Corp — Monthly	754
61,070	60,625	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Brunswick Corp/De — Monthly	(454)
5,706	6,015	—	1/27/20	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Bukit Asam Tbk Pt — Monthly	308
202,674	203,896	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cadence Design Systems Inc — Monthly	1,194
65,095	64,570	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Capital One Financial Corp — Monthly	(534)
102,852	104,636	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cdw Corp/De — Monthly	1,770
45,216	45,662	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Centene Corp — Monthly	440
10,308	10,347	—	1/27/20	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Central Pattana Pcl Nvdr — Monthly	36
9,345	9,987	—	1/27/20	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Charoen Pokphand Indonesia Tbk Pt — Monthly	640
17,285	17,113	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	China Citic Bank Corp Ltd — Monthly	(175)
23,024	21,695	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	China Communications Services Corp Ltd — Monthly	(1,332)
17,565	17,532	—	1/30/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	China Development Financial Holding Company — Monthly	(37)
19,646	19,754	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	China Everbright Ltd — Monthly	106
17,349	17,492	—	1/30/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	China Life Insurance Co Ltd/Taiwan — Monthly	141
10,879	10,915	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	China Longyuan Power Group Corp Ltd — Monthly	34
16,755	17,120	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	China National Building Material Co Ltd — Monthly	363
26,370	25,725	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	China Railway Group Ltd — Monthly	(648)
18,076	17,616	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	China Resources Pharmaceutical Group Ltd — Monthly	(463)
11,562	11,362	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	China Resources Power Holdings Co Ltd — Monthly	(201)
9,374	9,267	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	China Taiping Insurance Holdings Co — Monthly	(109)
1,712	1,694	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	China Tianrui Group Cement Co Ltd — Monthly	(18)
41,488	40,022	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cie Plastic Omnium Sa — Monthly	(1,472)
50,996	51,377	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cigna Corp — Monthly	374
115,151	116,563	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cisco Systems Inc — Monthly	1,396
143,732	140,571	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Citrix Systems Inc — Monthly	(3,181)
44,367	43,637	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Close Brothers Group Plc — Monthly	(736)
42,801	44,139	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cnh Industrial Nv — Monthly	1,332
28,302	25,099	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Coca-Cola Amatil Ltd — Monthly	(3,208)
7,329	7,231	—	1/29/20	(Federal Funds Effective Rate US plus 1.25%) — Monthly	Colbun Sa — Monthly	(99)
173,430	176,267	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Columbia Sportswear Co — Monthly	2,814
10,199	10,314	—	1/29/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Com2uS Corp — Monthly	114
97,951	96,996	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Comerica Inc — Monthly	(969)
106,283	105,993	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Computershare Ltd — Monthly	(304)
47,256	46,543	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Costar Group Inc — Monthly	(720)
34,357	34,609	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Covestro Ag — Monthly	247
41,396	41,163	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Credit Suisse Group Ag — Monthly	(240)
54,272	54,182	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Csx Corp — Monthly	67
170,844	173,719	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cummins Inc. — Monthly	2,851
54,109	53,876	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cypress Semiconductor Corp — Monthly	(240)
11,917	11,763	—	1/29/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Daewoo Engineering & Construction Co Ltd — Monthly	(156)
56,569	55,768	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Daito Trust Construction Co Ltd — Monthly	(813)
46,664	47,385	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dassault Aviation Sa — Monthly	715
176,849	174,991	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dell Technologies Inc — Monthly	(1,882)
29,018	28,916	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Delphi Technologies Plc — Monthly	(106)
20,715	21,103	—	1/30/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Delta Electronics Inc — Monthly	385
55,624	56,041	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Deutsche Wohnen Se — Monthly	410
71,204	73,996	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dexcom Inc — Monthly	2,783
54,218	54,842	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dolby Laboratories Inc — Monthly	616
7,437	7,004	—	1/29/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Doosan Bobcat Inc — Monthly	(434)
134,603	134,641	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dun & Bradstreet Corp/The — Monthly	19
82,682	82,148	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	E*Trade Financial Corp — Monthly	(546)
77,491	78,441	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	East West Bancorp Inc — Monthly	939
33,691	33,854	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Eaton Corp Plc — Monthly	158
7,023	7,108	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ecopetrol Sa Adr — Monthly	84
53,950	55,867	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Edenred — Monthly	1,909
165,811	161,975	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Edgewell Personal Care Co — Monthly	(3,859)
88,739	89,268	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Edwards Lifesciences Corp — Monthly	517
44,324	44,659	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Electro Scientific Industries Inc — Monthly	328
84,041	84,528	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Electrolux Ab — Monthly	477
8,194	8,016	—	1/29/20	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Emaar Properties Pjsc — Monthly	(180)
11,174	10,839	—	1/29/20	(Federal Funds Effective Rate US plus 1.25%) — Monthly	Empresas Cmpc Sa — Monthly	(338)
174,934	180,354	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Encompass Health Corp — Monthly	5,395
142,023	144,515	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Estee Lauder Cos Inc/The — Monthly	2,908
22,017	22,203	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Esterline Technologies Corp — Monthly	182
42,962	42,467	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Eurazeo Se — Monthly	(500)
11,126	11,195	—	1/30/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Eva Airways Corp — Monthly	67
97,426	95,687	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Evercore Inc — Monthly	(1,173)
32,684	32,855	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Expedia Group Inc — Monthly	167
72,185	72,450	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Express Scripts Holding Co — Monthly	254
3,947	4,118	—	1/26/20	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Ezdan Holding Group Qsc — Monthly	170
80,415	82,679	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Facebook Inc — Monthly	2,253
34,869	32,892	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Faurecia Sa — Monthly	(1,981)
115,630	117,781	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fifth Third Bancorp — Monthly	2,133
46,106	46,747	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Finisar Corp — Monthly	634
135,687	135,713	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	First Citizens Bancshares Inc/Nc — Monthly	6
53,895	55,605	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	First Hawaiian Inc — Monthly	1,702
39,940	40,457	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Flowserve Corp — Monthly	512
85,592	85,139	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fmc Corp — Monthly	(464)
19,265	19,519	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fomento Economico Mexicano Sab De Cv Adr — Monthly	251
23,737	23,455	—	1/29/20	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Ford Otomotiv Sanayi As — Monthly	(285)
44,662	44,680	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Forest City Realty Trust Inc — Monthly	12
13,529	13,830	—	1/30/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Formosa Chemicals & Fibre Corp — Monthly	299
19,483	19,568	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fortinet Inc — Monthly	82
13,254	13,253	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fuchs Petrolub Se — Monthly	(3)
41,481	41,185	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	G4S Plc — Monthly	(302)
155,868	153,832	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Gallagher (Arthur J.) & Co. — Monthly	(2,057)
83,673	84,135	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Gap Inc/The — Monthly	451
64,034	62,543	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Gardner Denver Holdings Inc — Monthly	(1,500)
1,341	1,311	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Garrett Motion Inc — Monthly	(30)
116,724	121,363	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Gilead Sciences Inc — Monthly	4,624
1,147	1,206	—	1/29/20	(Federal Funds Effective Rate US plus 0.90%) — Monthly	Gmexico Transportes Sab De Cv — Monthly	59
13,719	14,193	—	1/29/20	(Federal Funds Effective Rate US plus 0.90%) — Monthly	Grupo Financiero Banorte Sab De Cv — Monthly	471
16,732	16,814	—	1/29/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Gs Retail Co Ltd — Monthly	80
7,808	8,076	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd — Monthly	267
16,628	17,200	—	1/27/20	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Gudang Garam Tbk Pt — Monthly	568
9,850	9,887	—	1/27/20	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Gulf Energy Development Pcl Nvdr — Monthly	29
16,208	16,297	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Haier Electronics Group Co Ltd — Monthly	87
17,922	17,476	—	1/29/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Hana Financial Group Inc — Monthly	(449)
27,430	28,104	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hanover Insurance Group Inc/The — Monthly	670
107,290	105,570	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hartford Financial Services Group Inc/The — Monthly	(1,018)
32,835	33,835	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hd Supply Holdings Inc — Monthly	996
37,983	37,885	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hess Corp — Monthly	(104)
7,558	7,613	—	1/30/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Highwealth Construction Corp — Monthly	55
87,258	86,690	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hilton Grand Vacations Inc — Monthly	(580)
47,034	47,450	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hitachi Chemical Co Ltd — Monthly	407
34,283	34,842	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hochtief Ag — Monthly	554
177,962	180,861	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Home Depot Inc/The — Monthly	2,874
10,480	10,519	—	1/27/20	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Home Product Center Pcl Nvdr — Monthly	36
164,935	167,735	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Honeywell International Inc — Monthly	2,778
9,151	9,201	—	1/28/20	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Hong Leong Financial Group Bhd — Monthly	48
7,427	7,667	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hua Hong Semiconductor Ltd — Monthly	239
172,412	170,146	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hyatt Hotels Corp — Monthly	(2,290)
13,565	13,989	—	1/29/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Hyundai Department Store Co Ltd — Monthly	422
10,233	10,219	—	1/29/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Hyundai Heavy Industries Holdings Co Ltd — Monthly	(16)
44,938	44,336	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ica Gruppen Ab — Monthly	(609)
39,441	40,258	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Idex Corp — Monthly	813
19,549	19,448	—	1/29/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Industrial Bank Of Korea — Monthly	(104)
30,994	31,715	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Indutrade Ab — Monthly	717
78,543	78,986	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ingersoll-Rand Plc — Monthly	432
173,383	172,672	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ingredion Inc — Monthly	(734)
66,842	66,924	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Integrated Device Technology Inc — Monthly	74
32,883	33,186	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Intel Corp — Monthly	298
10,343	10,826	—	1/29/20	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Inter Rao Ues Pjsc — Monthly	481
33,716	34,768	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Interactive Brokers Group Inc — Monthly	1,107
627	631	—	3/06/20	(Federal Funds Effective Rate US plus 1.15%) — Monthly	Interconexion Electrica Sa Esp — Monthly	18
43,011	42,814	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	International Consolidated Airlines Group Sa — Monthly	513
11,497	11,480	—	1/30/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Inventec Corp — Monthly	(18)
89,258	89,767	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ionis Pharmaceuticals Inc — Monthly	496
51,237	50,980	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ipsen Sa — Monthly	(264)
55,536	55,727	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Itt Inc — Monthly	183
56,806	57,631	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Japan Exchange Group Inc — Monthly	813
63,033	64,140	—	1/28/20	(Federal Funds Effective Rate US plus 0.55%) — Monthly	Jardine Cycle & Carriage Ltd — Monthly	1,092
32,373	33,389	—	1/27/20	(Federal Funds Effective Rate US plus 0.65%) — Monthly	Jbs Sa — Monthly	1,008
49,495	50,155	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Jtekt Corp — Monthly	650
61,837	62,855	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kamigumi Co Ltd — Monthly	1,007
74,896	74,456	—	1/28/20	(Federal Funds Effective Rate US plus 0.55%) — Monthly	Keppel Corp Ltd — Monthly	(457)
16,323	16,761	—	1/29/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Kia Motors Corp — Monthly	435
89,514	90,565	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kimberly-Clark Corp — Monthly	1,040
98,533	98,363	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kla-Tencor Corp — Monthly	(184)
95,463	95,967	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Koninklijke Ahold Delhaize Nv — Monthly	491
9,298	9,418	—	1/29/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Korea Gas Corp — Monthly	118
17,243	17,931	—	1/29/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Kumho Petrochemical Co Ltd — Monthly	686
32,733	32,084	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	L Brands Inc — Monthly	(654)
42,519	42,523	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	L3 Technologies Inc — Monthly	(1)
12,272	12,079	—	1/27/20	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Land & Houses Pcl Nvdr — Monthly	(196)
17,959	17,613	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lazard Ltd — Monthly	(350)
32,296	31,449	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lennar Corp — Monthly	(851)
8,324	8,279	—	1/29/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Lg Household & Health Care Ltd — Monthly	(46)
57,235	57,119	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Link Reit — Monthly	(123)
9,487	9,354	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Logan Property Holdings Co Ltd — Monthly	(134)
23,950	23,895	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Longfor Group Holdings Ltd — Monthly	(58)
44,878	45,203	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lowe's Cos Inc — Monthly	320
101,265	100,747	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lpl Financial Holdings Inc — Monthly	(532)
17,034	17,021	—	1/29/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Ls Corp — Monthly	(16)
8,227	8,348	—	1/29/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Ls Industrial Systems Co Ltd — Monthly	120
10,741	11,036	—	1/29/20	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Magnitogorsk Iron & Steel Works Pjsc — Monthly	292
16,292	16,313	—	1/28/20	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Malaysia Airports Holdings Bhd — Monthly	18
77,357	77,215	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Marathon Petroleum Corp — Monthly	(160)
603	610	—	4/13/20	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Mari Petroleum Co Ltd — Monthly	7
73,225	72,787	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mastercard Inc — Monthly	(448)
33,566	33,461	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mbt Financial Corp — Monthly	(110)
79,120	77,123	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Medibank Private Ltd — Monthly	(2,008)
20,035	20,104	—	1/29/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Medy-Tox Inc — Monthly	67
152,720	151,162	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Metlife Inc — Monthly	(1,579)
8,482	8,182	—	1/29/20	(Federal Funds Effective Rate US plus 0.90%) — Monthly	Mexichem Sab De Cv — Monthly	(301)
120,763	117,513	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Michael Kors Holdings Ltd — Monthly	(3,267)
31,626	31,504	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Micron Technology Inc — Monthly	(127)
43,731	44,322	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mitsubishi Gas Chemical Co Inc — Monthly	583
49,015	48,423	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mitsubishi Motors Corp — Monthly	(602)
8,105	8,465	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Momo Inc Adr — Monthly	358
17,486	17,091	—	1/27/20	(Federal Funds Effective Rate US plus 0.60%) — Monthly	Mondi Ltd — Monthly	(400)
9,131	9,097	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Morningstar Inc — Monthly	(35)
39,577	40,100	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Morphosys Ag — Monthly	517
158,220	157,238	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Motorola Solutions Inc — Monthly	(1,003)
53,117	53,245	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ms&Ad Insurance Group Holdings Inc — Monthly	118
38,299	38,678	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	National Instruments Corp — Monthly	371
52,633	51,890	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Neste Oyj — Monthly	(750)
111,376	107,193	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Netapp Inc — Monthly	(4,199)
7,105	7,003	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	New China Life Insurance Co Ltd — Monthly	(103)
9,276	9,374	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	New Oriental Education & Technology Group Inc Adr — Monthly	97
34,106	33,053	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Newfield Exploration Co — Monthly	(1,058)
98,816	97,687	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	News Corp — Monthly	(1,142)
36,560	36,711	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nexeo Solutions Inc — Monthly	146
8,909	9,032	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nexteer Automotive Group Ltd — Monthly	121
44,300	45,178	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nok Corp — Monthly	873
15,472	15,015	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nordstrom Inc — Monthly	(459)
66,285	66,385	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Northern Trust Corp — Monthly	92
18,319	18,165	—	1/30/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Novatek Microelectronics Corp — Monthly	(156)
11,846	11,397	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Novatek Pjsc Gdr — Monthly	(451)
12,413	12,429	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Novolipetsk Steel Pjsc Gdr — Monthly	14
9,129	9,132	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nvent Electric Plc — Monthly	2
39,010	37,870	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nxstage Medical Inc — Monthly	(1,145)
49,987	51,836	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Obic Co Ltd — Monthly	1,839
63,132	63,132	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Oclaro Inc — Monthly	(9)
66,695	67,526	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Onemain Holdings Inc — Monthly	820
93,116	93,876	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Orbotech Ltd — Monthly	748
23,139	23,311	—	1/29/20	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Otp Bank Nyrt — Monthly	169
21,938	22,238	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Owens Realty Mortgage Inc — Monthly	296
47,075	48,375	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pacific Biosciences Of California Inc — Monthly	1,294
15,684	15,947	—	4/13/20	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Pakistan Petroleum Ltd — Monthly	(1,040)
17,646	18,324	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pccw Ltd-Sp — Monthly	676
58,976	59,173	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pegasystems Inc — Monthly	189
15,503	15,503	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	People's Insurance Co Group Of China Ltd/The — Monthly	(2)
45,792	43,224	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Persimmon Plc — Monthly	(2,575)
10,724	11,125	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Perspecta Inc — Monthly	399
14,536	14,513	—	1/27/20	(Federal Funds Effective Rate US plus 0.65%) — Monthly	Petrobras Distribuidora Sa — Monthly	(26)
120,687	120,882	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Philip Morris International Inc — Monthly	179
22,512	22,443	—	1/27/20	(Federal Funds Effective Rate US plus 0.60%) — Monthly	Pick N Pay Stores Ltd — Monthly	(74)
13,110	13,049	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ping An Insurance Group Co Of China Ltd — Monthly	(62)
9,841	10,072	—	1/29/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Posco Daewoo Corp — Monthly	230
12,008	11,736	—	1/30/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Powertech Technology Inc — Monthly	(274)
26,465	26,637	—	1/29/20	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Powszechna Kasa Oszczednosci Bank Polski Sa — Monthly	168
158,653	160,147	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Premier Inc — Monthly	1,473
45,007	44,574	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Prosiebensat.1 Media Se — Monthly	(440)
33,187	33,004	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Prudential Financial Inc — Monthly	(188)
17,988	18,347	—	1/27/20	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Ptt Global Chemical Pcl Nvdr — Monthly	355
13,021	13,102	—	1/28/20	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Public Bank Bhd — Monthly	77
28,615	28,512	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pvh Corp — Monthly	(107)
80,941	80,748	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Qantas Airways Ltd — Monthly	(203)
1,702	1,717	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Qingdao Port International Co Ltd — Monthly	15
27,558	27,293	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ralph Lauren Corp — Monthly	(268)
61,172	62,827	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Raymond James Financial Inc — Monthly	1,647
44,513	44,640	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Red Hat Inc — Monthly	121
58,216	57,810	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Reinsurance Group Of America Inc — Monthly	(414)
93,617	93,937	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Rent-A-Center Inc/Tx — Monthly	307
3,830	3,920	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Resideo Technologies Inc — Monthly	89
46,923	48,181	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Resmed Inc — Monthly	1,252
33,400	35,067	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ringcentral Inc — Monthly	1,662
106,483	105,358	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Robert Half International Inc — Monthly	(1,138)
141,236	142,610	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Rockwell Automation Inc — Monthly	1,355
150,820	152,862	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ross Stores Inc — Monthly	2,021
41,288	43,127	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Saab Ab — Monthly	1,833
1	4,238	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Saab Ab Rights — Monthly	4,237
94,557	93,714	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sabre Corp — Monthly	(856)
48,115	50,227	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Safran Sa — Monthly	2,102
55,705	54,352	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sage Group Plc/The — Monthly	(1,361)
14,308	14,814	—	1/27/20	(Federal Funds Effective Rate US plus 0.60%) — Monthly	Santam Ltd — Monthly	503
72,434	71,226	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Santander Consumer Usa Holdings Inc — Monthly	(1,219)
21,920	21,884	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Santos Ltd — Monthly	(39)
51,928	52,201	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sega Sammy Holdings Inc — Monthly	262
36,108	36,052	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Select Income Reit — Monthly	(61)
59,423	59,464	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Seven & I Holdings Co Ltd — Monthly	30
12,854	12,854	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Severstal Pjsc Gdr — Monthly	(1)
16,888	17,299	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Shimao Property Holdings Ltd — Monthly	410
14,675	14,675	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sihuan Pharmaceutical Holdings Group Ltd — Monthly	(2)
19,597	19,543	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sinopec Engineering Group Co Ltd — Monthly	(57)
18,248	18,145	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sinopec Shanghai Petrochemical Co Ltd — Monthly	(105)
7,291	7,383	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sinotruk Hong Kong Ltd — Monthly	91
8,617	8,382	—	1/29/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Sk Hynix Inc — Monthly	(236)
84,407	86,296	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sl Green Realty Corp — Monthly	1,877
15,021	14,541	—	1/29/20	(Federal Funds Effective Rate US plus 1.25%) — Monthly	Sociedad Matriz Del Banco De Chile Sa — Monthly	(483)
88,914	89,063	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sodastream International Ltd — Monthly	137
84,498	85,735	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sonoco Products Co — Monthly	1,225
44,294	45,369	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sonova Holding Ag — Monthly	1,069
42,130	41,920	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sony Financial Holdings Inc — Monthly	(219)
37,863	37,825	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Spectrum Brands Holdings Inc — Monthly	(43)
15,946	16,185	—	1/27/20	(Federal Funds Effective Rate US plus 0.60%) — Monthly	Standard Bank Group Ltd — Monthly	234
144,669	142,024	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	State Street Corp — Monthly	(2,665)
56,449	59,762	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sumco Corp — Monthly	3,302
63,064	64,571	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Suzuken Co Ltd — Monthly	1,494
84,387	87,909	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Svb Financial Group — Monthly	3,510
90,390	89,269	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Swedish Match Ab — Monthly	(1,133)
55,490	55,266	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Swire Pacific Ltd — Monthly	(232)
4,538	4,708	—	1/30/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Synnex Technology International Corp — Monthly	169
177,915	180,846	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Synopsys Inc — Monthly	2,907
107,531	108,731	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tapestry Inc — Monthly	1,186
178,902	181,685	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Teledyne Technologies Inc — Monthly	2,759
39,742	40,387	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Telenet Group Holding Nv — Monthly	640
73,893	73,461	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Telephone & Data Systems Inc — Monthly	(442)
111,152	110,331	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Teradata Corp — Monthly	(836)
23,583	23,579	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Textron Inc — Monthly	(7)
48,750	49,294	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Thales Sa — Monthly	538
31,577	32,345	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Thor Industries Inc — Monthly	764
15,349	15,377	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tieto Oyj — Monthly	24
21,469	21,112	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tiffany & Co — Monthly	(360)
52,535	54,188	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Toto Ltd — Monthly	1,642
66,441	66,019	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Toyo Seikan Group Holdings Ltd — Monthly	(435)
26,196	26,898	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Travelsky Technology Ltd — Monthly	699
38,391	38,722	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Travis Perkins Plc — Monthly	329
167,204	170,214	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Treehouse Foods Inc — Monthly	2,987
49,407	46,629	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tui Ag — Monthly	(2,785)
13,166	13,553	—	1/29/20	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Turkiye Is Bankasi As — Monthly	384
8,311	8,469	—	1/29/20	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Turkiye Sise Ve Cam Fabrikalari As — Monthly	156
43,439	43,244	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Twenty-First Century Fox Inc — Monthly	(200)
102,876	105,493	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ucb Sa — Monthly	2,602
83,954	83,867	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Umpqua Holdings Corp — Monthly	(99)
126,903	128,406	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Union Pacific Corp — Monthly	2,153
23,526	24,078	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	United Continental Holdings Inc — Monthly	550
41,389	41,347	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	United Rentals Inc — Monthly	(48)
39,502	38,747	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Unum Group — Monthly	(761)
84,487	83,842	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Upm-Kymmene Oyj — Monthly	(656)
95,605	91,666	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	US Cellular Corp — Monthly	(3,952)
43,165	43,206	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Valero Energy Partners Lp — Monthly	35
124,033	125,734	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Varian Medical Systems Inc — Monthly	1,685
78,414	78,776	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Vectren Corp — Monthly	352
170,448	167,607	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Veeva Systems Inc — Monthly	(2,865)
40,111	39,956	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Verisk Analytics Inc — Monthly	(161)
54,406	55,141	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Vertex Pharmaceuticals Inc — Monthly	729
81,945	78,878	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Viacom Inc — Monthly	(3,078)
69,700	69,863	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Visa Inc — Monthly	153
141,966	141,732	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Wabco Holdings Inc — Monthly	(253)
54,967	55,075	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Walmart Inc — Monthly	100
12,600	12,534	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Want Want China Holdings Ltd — Monthly	(67)
9,637	9,660	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Weichai Power Co Ltd — Monthly	22
115,925	116,274	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Wesco International Inc — Monthly	332
57,811	55,837	—	1/28/20	(Federal Funds Effective Rate US plus 0.55%) — Monthly	Wilmar International Ltd — Monthly	(1,990)
38,352	38,832	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Wirecard Ag — Monthly	475
41,804	41,701	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Wpp Plc — Monthly	(108)
87,902	88,559	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ww Grainger Inc — Monthly	644
95,727	95,899	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Wyndham Hotels & Resorts Inc — Monthly	160
60,453	59,980	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Wynn Macau Ltd — Monthly	(481)
43,210	43,160	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Xo Group Inc — Monthly	(56)
13,710	13,395	—	1/29/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Yuhan Corp — Monthly	(318)
127,126	124,724	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Yum China Holdings Inc — Monthly	(2,420)
85,492	85,949	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Yum! Brands Inc — Monthly	445
162,436	163,978	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Zebra Technologies Corp — Monthly	1,520
15,839	15,786	—	1/30/20	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Zhen Ding Technology Holding Ltd — Monthly	(55)
9,900	9,433	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Zte Corp — Monthly	(468)
40,949	41,095	—	1/29/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Zurich Insurance Group Ag — Monthly	141
39,672	40,639	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	2U Inc — Monthly	(964)
11,520	11,040	—	1/29/20	Federal Funds Effective Rate US minus 1.50% — Monthly	3Sbio Inc — Monthly	479
3,604	3,543	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Aac Technologies Holdings Inc — Monthly	61
8,594	8,738	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Abbott Laboratories — Monthly	(143)
176,809	179,327	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Accenture Plc — Monthly	(2,499)
38,520	37,659	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Activision Blizzard Inc — Monthly	865
39,628	39,214	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Adient Plc — Monthly	418
33,071	32,636	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Aia Group Ltd — Monthly	438
940	954	—	1/27/20	Federal Funds Effective Rate US minus 5.56% — Monthly	Akr Corporindo Tbk Pt — Monthly	(14)
41,221	34,652	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Alaska Air Group Inc — Monthly	6,725
13,066	13,191	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Alibaba Group Holding Ltd Adr — Monthly	(123)
12,472	12,472	—	1/29/20	Federal Funds Effective Rate US minus 1.55% — Monthly	Alibaba Pictures Group Ltd — Monthly	—
110,363	109,633	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Allegion Plc — Monthly	741
115,351	115,808	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Alliance Data Systems Corp — Monthly	(445)
57,331	58,589	—	1/29/20	Federal Funds Effective Rate US minus 1.98% — Monthly	Altice Usa Inc — Monthly	(1,258)
6,325	6,417	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Aluminum Corp Of China Ltd — Monthly	(90)
6,125	6,068	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Ambev Sa Adr — Monthly	57
21,147	21,556	—	1/29/20	Federal Funds Effective Rate US minus 0.45% — Monthly	Amcor Ltd/Australia — Monthly	(407)
159,920	159,021	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Amerco — Monthly	918
167,574	163,528	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	American International Group Inc — Monthly	4,062
5,116	5,232	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Amorepacific Corp — Monthly	(116)
34,581	33,996	—	1/27/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Asahi Group Holdings Ltd — Monthly	590
164,370	162,780	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Assurant Inc — Monthly	1,607
10,505	10,418	—	1/30/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Asustek Computer Inc — Monthly	88
118,172	116,064	—	1/29/20	Federal Funds Effective Rate US minus 0.84% — Monthly	Autoliv Inc — Monthly	2,112
165,849	164,521	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Automatic Data Processing Inc — Monthly	1,342
74,627	72,366	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Autonation Inc — Monthly	2,268
269	263	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Bank Of East Asia Ltd/The — Monthly	7
162,786	162,929	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Bank Of Hawaii Corp — Monthly	(1,392)
35,312	35,583	—	1/27/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Bank Of Kyoto Ltd/The — Monthly	(265)
1,882	1,879	—	1/27/20	Federal Funds Effective Rate US minus 2.50% — Monthly	Bank Of The Philippine Islands — Monthly	3
9,704	9,798	—	1/27/20	Federal Funds Effective Rate US minus 1.63% — Monthly	Banpu Pcl — Monthly	(94)
169,434	170,004	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Baxter International Inc — Monthly	(1,023)
15,720	16,079	—	1/27/20	Federal Funds Effective Rate US minus 1.00% — Monthly	Bb Seguridade Participacoes Sa — Monthly	(358)
5,661	5,706	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Bbmg Corp — Monthly	(45)
11,124	11,301	—	1/27/20	Federal Funds Effective Rate US minus 8.50% — Monthly	Bdo Unibank Inc — Monthly	(173)
823	881	—	1/29/20	Federal Funds Effective Rate US minus 0.50% — Monthly	Becle Sab De Cv — Monthly	(59)
106,596	107,924	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Becton Dickinson And Co — Monthly	(1,316)
13,596	13,537	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Beijing Enterprises Water Group Ltd — Monthly	61
16,746	16,657	—	1/29/20	Federal Funds Effective Rate US minus 1.53% — Monthly	Bgf Retail Co Ltd — Monthly	89
17,110	17,627	—	1/27/20	Federal Funds Effective Rate US minus 1.00% — Monthly	Br Malls Participacoes Sa — Monthly	(515)
8,035	7,952	—	1/29/20	Federal Funds Effective Rate US minus 1.53% — Monthly	Brf Sa Adr — Monthly	85
8,945	8,843	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Brilliance China Automotive Holdings Ltd — Monthly	104
11,613	11,534	—	1/27/20	Federal Funds Effective Rate US minus 1.50% — Monthly	Bumrungrad Hospital Pcl — Monthly	79
7,495	7,494	—	1/29/20	Federal Funds Effective Rate US minus 12.75% — Monthly	Byd Co Ltd — Monthly	—
88,365	86,836	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Caesars Entertainment Corp — Monthly	1,537
72,285	71,736	—	1/29/20	Federal Funds Effective Rate US minus 1.03% — Monthly	Campbell Soup Co — Monthly	553
168,471	159,994	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Cantel Medical Corp — Monthly	9,043
35,712	36,271	—	1/28/20	Federal Funds Effective Rate US minus 0.35% — Monthly	Capitaland Commercial Trust — Monthly	(712)
106,762	105,580	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Carmax Inc — Monthly	1,193
16,351	16,317	—	1/30/20	Federal Funds Effective Rate US minus 0.75% — Monthly	Cathay Financial Holding Co Ltd — Monthly	35
16,809	17,580	—	1/29/20	Federal Funds Effective Rate US minus 0.75% — Monthly	Ccc Sa — Monthly	(772)
43,582	44,343	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Celgene Corp — Monthly	(757)
7,870	7,748	—	1/29/20	Federal Funds Effective Rate US minus 7.50% — Monthly	Cencosud Sa — Monthly	120
120,247	120,696	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Centurylink Inc — Monthly	(437)
46,182	44,361	—	1/29/20	Federal Funds Effective Rate US minus 0.45% — Monthly	Challenger Ltd — Monthly	1,825
165,326	165,588	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Charter Communications Inc — Monthly	(244)
7,914	8,279	—	1/30/20	Federal Funds Effective Rate US minus 2.50% — Monthly	Cheng Shin Rubber Industry Co Ltd — Monthly	(365)
9,544	9,614	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	China Everbright International Ltd — Monthly	(69)
19,704	21,539	—	1/29/20	Federal Funds Effective Rate US minus 1.50% — Monthly	China Evergrande Group — Monthly	(1,834)
12,698	13,038	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	China Gas Holdings Ltd — Monthly	(339)
9,858	9,524	—	1/29/20	Federal Funds Effective Rate US minus 10.78% — Monthly	China Hongqiao Group Ltd — Monthly	331
2,484	2,469	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	China Huarong Asset Management Co Ltd — Monthly	16
19,119	19,353	—	1/29/20	Federal Funds Effective Rate US minus 2.21% — Monthly	China International Capital Corp Ltd — Monthly	(238)
22,420	22,736	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	China Merchants Bank Co Ltd — Monthly	(314)
7,360	7,268	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	China Merchants Port Holdings Co Ltd — Monthly	93
3,619	3,669	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	China Oilfield Services Ltd — Monthly	(50)
19,877	19,877	—	1/29/20	Federal Funds Effective Rate US minus 1.75% — Monthly	China Power International Development Ltd — Monthly	2
12,129	12,201	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	China State Construction International Holdings Ltd — Monthly	(70)
6,900	6,645	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	China Traditional Chinese Medicine Holdings Co Ltd — Monthly	256
6,732	6,815	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	China Unicom Hong Kong Ltd — Monthly	(82)
2,030	2,030	—	1/29/20	Federal Funds Effective Rate US minus 5.75% — Monthly	China Zhongwang Holdings Ltd — Monthly	—
2,321	2,336	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Chongqing Rural Commercial Bank Co Ltd — Monthly	(15)
80,294	80,186	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Chr Hansen Holding A/S — Monthly	(761)
174,608	172,658	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Chubb Ltd — Monthly	1,968
44,731	48,173	—	1/27/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Chugai Pharmaceutical Co Ltd — Monthly	(3,436)
10,028	10,012	—	1/30/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Chunghwa Telecom Co Ltd — Monthly	17
92,094	91,872	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Church & Dwight Co Inc — Monthly	232
11,243	12,057	—	1/29/20	Federal Funds Effective Rate US minus 1.88% — Monthly	Cj Logistics Corp — Monthly	(812)
136,590	138,758	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Cme Group Inc — Monthly	(2,155)
118,541	122,464	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Cognex Corp — Monthly	(3,911)
132,788	137,331	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Coherent Inc — Monthly	(4,530)
2,672	2,700	—	1/26/20	Federal Funds Effective Rate US minus 3.50% — Monthly	Commercial Bank Pqsc/The — Monthly	(29)
152,399	148,190	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Constellation Brands Inc — Monthly	4,224
74,359	75,842	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Cooper Cos Inc/The — Monthly	(1,474)
4,256	4,068	—	1/27/20	Federal Funds Effective Rate US minus 5.50% — Monthly	Coronation Fund Managers Ltd — Monthly	189
3,002	3,036	—	1/29/20	Federal Funds Effective Rate US minus 1.88% — Monthly	Cosco Shipping Development Co Ltd — Monthly	(34)
7,263	7,567	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Cosco Shipping Energy Transportation Co Ltd — Monthly	(303)
4,357	4,470	—	1/29/20	Federal Funds Effective Rate US minus 5.25% — Monthly	Cosco Shipping Holdings Co Ltd — Monthly	(114)
57,595	56,378	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Coty Inc — Monthly	378
7,069	7,044	—	1/27/20	Federal Funds Effective Rate US minus 1.50% — Monthly	Cp All Pcl — Monthly	26
104,289	103,583	—	1/29/20	Federal Funds Effective Rate US minus 1.14% — Monthly	Credit Acceptance Corp — Monthly	712
27,493	27,532	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Credit Agricole Sa — Monthly	(36)
9,495	9,492	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Ctrip.Com International Ltd Adr — Monthly	4
71	81	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	CVS Health Corp — Monthly	(10)
54,767	56,437	—	1/27/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Daifuku Co Ltd — Monthly	(1,661)
30,258	31,983	—	1/27/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Daikin Industries Ltd — Monthly	(1,720)
41,838	40,999	—	1/28/20	Federal Funds Effective Rate US minus 2.36% — Monthly	Dairy Farm International Holdings Ltd — Monthly	835
54,289	54,383	—	1/27/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Daiwa House Reit Investment Corp — Monthly	(87)
182,412	185,856	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Deere & Co — Monthly	(3,426)
49,742	46,601	—	1/27/20	Federal Funds Effective Rate US minus 1.50% — Monthly	Don Quijote Holdings Co Ltd — Monthly	3,149
73,986	72,832	—	1/29/20	Federal Funds Effective Rate US minus 1.25% — Monthly	Dufry Ag — Monthly	1,160
114,772	116,328	—	1/29/20	Federal Funds Effective Rate US minus 0.48% — Monthly	Dunkin Brands Group Inc — Monthly	(1,545)
14,255	14,333	—	1/30/20	Federal Funds Effective Rate US minus 0.40% — Monthly	E Sun Financial Holding Co Ltd — Monthly	(77)
6,385	6,367	—	1/29/20	Federal Funds Effective Rate US minus 0.50% — Monthly	El Puerto De Liverpool Sab De Cv — Monthly	19
72,509	71,747	—	1/29/20	Federal Funds Effective Rate US minus 1.38% — Monthly	Elbit Systems Ltd — Monthly	760
13,607	13,561	—	1/29/20	Federal Funds Effective Rate US minus 12.00% — Monthly	Emlak Konut Gayrimenkul Yatirim Ortakligi As — Monthly	25
14,823	14,894	—	1/29/20	Federal Funds Effective Rate US minus 7.50% — Monthly	Empresa Nacional De Telecomunicaciones Sa — Monthly	(73)
35,689	35,084	—	1/29/20	Federal Funds Effective Rate US minus 0.25% — Monthly	Encana Corp — Monthly	609
18,000	18,066	—	1/27/20	Federal Funds Effective Rate US minus 2.25% — Monthly	Energy Absolute Pcl — Monthly	(67)
27,292	27,320	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Eurofins Scientific Se — Monthly	(25)
34,242	34,225	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Euronet Worldwide Inc — Monthly	21
12,193	11,711	—	1/27/20	Federal Funds Effective Rate US minus 0.90% — Monthly	Exxaro Resources Ltd — Monthly	483
16,632	16,345	—	1/30/20	Federal Funds Effective Rate US minus 0.60% — Monthly	Far Eastone Telecommunications Co Ltd — Monthly	289
35,855	35,971	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Fastenal Co — Monthly	(111)
5,781	5,456	—	1/29/20	Federal Funds Effective Rate US minus 0.50% — Monthly	Fibra Uno Administracion Sa De Cv — Monthly	325
157,252	157,826	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	First Horizon National Corp — Monthly	(558)
33,126	33,085	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	First Merchants Corp — Monthly	42
109,155	114,320	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	First Republic Bank/Ca — Monthly	(5,155)
41,950	41,072	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	First Solar Inc — Monthly	883
30,202	30,778	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Fisher Paykel Healthcare Corp Ltd — Monthly	(573)
62,127	62,275	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Fleetcor Technologies Inc — Monthly	(143)
35,019	35,871	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Fletcher Building Ltd — Monthly	(848)
15,736	16,125	—	1/29/20	Federal Funds Effective Rate US minus 0.45% — Monthly	Fletcher Building Ltd — Monthly	(389)
57,959	58,765	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Flex Ltd — Monthly	(801)
124,847	123,210	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Floor & Decor Holdings Inc — Monthly	1,648
129,998	127,292	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Fluor Corp — Monthly	2,718
109,027	108,673	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Fnb Corp/Pa — Monthly	(698)
21,298	21,359	—	1/29/20	Federal Funds Effective Rate US minus 7.75% — Monthly	Fonterra Co-Operative Group Ltd — Monthly	(68)
10,010	9,895	—	1/27/20	Federal Funds Effective Rate US minus 0.90% — Monthly	Fortress Reit Ltd — Monthly	116
182,894	184,802	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Franklin Resources Inc — Monthly	(1,889)
26,180	25,787	—	1/27/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Fukuoka Financial Group Inc — Monthly	397
9,296	9,456	—	1/29/20	Federal Funds Effective Rate US minus 11.50% — Monthly	Fullshare Holdings Ltd — Monthly	(164)
3,451	3,384	—	1/28/20	Federal Funds Effective Rate US minus 3.38% — Monthly	Gamuda Bhd — Monthly	67
185,540	184,900	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Gartner Inc — Monthly	659
100,702	101,915	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Gci Liberty Inc — Monthly	(1,203)
13,151	13,241	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Gds Holdings Ltd Adr — Monthly	(88)
14,961	16,151	—	1/30/20	Federal Funds Effective Rate US minus 9.57% — Monthly	General Interface Solution Holding Ltd — Monthly	(1,197)
112,155	113,306	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	General Mills Inc — Monthly	(1,142)
74,275	74,869	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Genesee & Wyoming Inc — Monthly	(585)
17,982	17,600	—	1/29/20	Federal Funds Effective Rate US minus 8.25% — Monthly	Genexine Co Ltd — Monthly	377
10,078	9,976	—	1/28/20	Federal Funds Effective Rate US minus 6.50% — Monthly	Genting Plantations Bhd — Monthly	99
104,088	103,917	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Genuine Parts Co — Monthly	183
27,461	31,026	—	1/27/20	Federal Funds Effective Rate US minus 3.25% — Monthly	Gmo Payment Gateway Inc — Monthly	(3,567)
3,859	3,671	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Gold Fields Ltd Adr — Monthly	189
16,720	17,169	—	1/29/20	Federal Funds Effective Rate US minus 4.34% — Monthly	Government Properties Income Trust — Monthly	(447)
3,857	3,834	—	1/29/20	Federal Funds Effective Rate US minus 5.00% — Monthly	Great Wall Motor Co Ltd — Monthly	22
3,149	3,261	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Greentown China Holdings Ltd — Monthly	(112)
7,489	7,466	—	1/27/20	Federal Funds Effective Rate US minus 0.90% — Monthly	Growthpoint Properties Ltd — Monthly	24
2,789	2,853	—	3/06/20	Federal Funds Effective Rate US minus 1.50% — Monthly	Grupo De Inversiones Suramericana Sa — Monthly	(64)
2,939	2,872	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Haitong Securities Co Ltd — Monthly	67
118,393	118,991	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Hanesbrands Inc — Monthly	(586)
4,867	5,120	—	1/27/20	Federal Funds Effective Rate US minus 4.21% — Monthly	Hanjaya Mandala Sampoerna Tbk Pt — Monthly	(254)
9,565	9,677	—	1/29/20	Federal Funds Effective Rate US minus 1.90% — Monthly	Hanmi Science Co Ltd — Monthly	(112)
4,907	4,914	—	1/29/20	Federal Funds Effective Rate US minus 2.50% — Monthly	Hanssem Co Ltd — Monthly	(8)
12,746	14,070	—	1/27/20	Federal Funds Effective Rate US minus 10.25% — Monthly	Harmonic Drive Systems Inc — Monthly	(1,329)
43,367	43,171	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Harris Corp — Monthly	201
78,668	79,066	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Heico Corp — Monthly	(389)
16,420	16,343	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Hengan International Group Co Ltd — Monthly	78
139,383	140,004	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Hormel Foods Corp — Monthly	(608)
3,636	3,667	—	1/30/20	Federal Funds Effective Rate US minus 20.00% — Monthly	Htc Corp — Monthly	(32)
2,780	2,654	—	1/29/20	Federal Funds Effective Rate US minus 3.89% — Monthly	Hutchison China Meditech Ltd Adr — Monthly	126
6,060	5,970	—	1/27/20	Federal Funds Effective Rate US minus 0.90% — Monthly	Hyprop Investments Ltd — Monthly	91
4,814	5,262	—	1/28/20	Federal Funds Effective Rate US minus 3.63% — Monthly	Ihh Healthcare Bhd — Monthly	(448)
16,716	16,802	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Ii-Vi Inc — Monthly	(83)
3,809	3,701	—	1/28/20	Federal Funds Effective Rate US minus 3.00% — Monthly	Ijm Corp Bhd — Monthly	109
11,581	10,870	—	1/27/20	Federal Funds Effective Rate US minus 17.00% — Monthly	Indocement Tunggal Prakarsa Tbk Pt — Monthly	707
20,349	19,658	—	1/29/20	Federal Funds Effective Rate US minus 10.24% — Monthly	Industrial Logistics Properties Trust — Monthly	693
3,953	3,932	—	1/29/20	Federal Funds Effective Rate US minus 0.50% — Monthly	Industrias Penoles Sab De Cv — Monthly	21
31,436	31,331	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Ingenico Group Sa — Monthly	108
58,318	57,713	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Ipg Photonics Corp — Monthly	611
535,145	538,052	—	1/29/20	Federal Funds Effective Rate US minus 0.71% — Monthly	Ishares Euro Stoxx 50 Ucits Etf — Monthly	(2,882)
82,298	82,001	—	1/29/20	Federal Funds Effective Rate US minus 1.25% — Monthly	Ishares Core Ftse 100 Etf — Monthly	303
10,045	10,123	—	1/29/20	Federal Funds Effective Rate US minus 11.75% — Monthly	Iskenderun Demir Ve Celik As — Monthly	(85)
5,696	5,856	—	1/27/20	Federal Funds Effective Rate US minus 1.00% — Monthly	Itau Unibanco Holding Sa — Monthly	(161)
9,089	9,157	—	1/27/20	Federal Funds Effective Rate US minus 1.00% — Monthly	Itausa - Investimentos Itau Sa — Monthly	(44)
72,535	71,589	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Jabil Inc — Monthly	955
43,351	43,028	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Jack Henry & Associates Inc — Monthly	214
26,339	25,770	—	1/27/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Jfe Holdings Inc — Monthly	573
1,036	1,039	—	1/27/20	Federal Funds Effective Rate US minus 2.50% — Monthly	Jg Summit Holdings Inc — Monthly	(3)
10,719	10,749	—	1/29/20	Federal Funds Effective Rate US minus 3.88% — Monthly	Jiayuan International Group Ltd — Monthly	(33)
82,442	85,071	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Jm Smucker Co/The — Monthly	(2,624)
25,030	24,959	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Johnson Matthey Plc — Monthly	(125)
25,865	25,545	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Julius Baer Group Ltd — Monthly	323
58,705	58,144	—	1/29/20	Federal Funds Effective Rate US minus 2.50% — Monthly	K+S Ag — Monthly	554
8,153	8,230	—	1/29/20	Federal Funds Effective Rate US minus 1.25% — Monthly	Kakao Corp — Monthly	(77)
46,226	48,609	—	1/27/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Kansai Paint Co Ltd — Monthly	(2,377)
157,105	157,563	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Kansas City Southern — Monthly	(441)
33,051	33,062	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Kerry Group Plc — Monthly	(8)
45,596	46,112	—	1/27/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Keyence Corp — Monthly	(509)
15,835	15,883	—	1/29/20	Federal Funds Effective Rate US minus 0.75% — Monthly	Kghm Polska Miedz Sa — Monthly	(46)
6,474	6,305	—	1/29/20	Federal Funds Effective Rate US minus 0.50% — Monthly	Kimberly-Clark De Mexico Sab De Cv — Monthly	170
25,860	25,467	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Kingfisher Plc — Monthly	396
65,502	63,629	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Kion Group Ag — Monthly	1,879
159,260	163,062	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Kirby Corp — Monthly	(3,784)
16,865	16,383	—	1/27/20	Federal Funds Effective Rate US minus 1.00% — Monthly	Klabin Sa — Monthly	479
69,187	68,869	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Knight-Swift Transportation Holdings Inc — Monthly	206
15,549	15,655	—	1/29/20	Federal Funds Effective Rate US minus 0.50% — Monthly	Komercni Banka As — Monthly	(105)
11,976	11,605	—	1/29/20	Federal Funds Effective Rate US minus 0.49% — Monthly	Korea Electric Power Corp — Monthly	372
101,848	101,729	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Kraft Heinz Co/The — Monthly	130
4,779	4,607	—	1/27/20	Federal Funds Effective Rate US minus 3.25% — Monthly	Kroton Educacional Sa — Monthly	172
3,287	3,418	—	1/29/20	Federal Funds Effective Rate US minus 3.77% — Monthly	Latam Airlines Group Sa Adr — Monthly	(131)
83,713	82,942	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Leggett & Platt Inc — Monthly	779
44,024	45,088	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Leonardo Spa — Monthly	(1,059)
129,063	128,900	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Lincoln National Corp — Monthly	176
51,902	53,200	—	1/27/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Lion Corp — Monthly	(1,290)
140,692	142,095	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Live Nation Entertainment Inc — Monthly	(1,390)
13,792	14,751	—	1/27/20	Federal Funds Effective Rate US minus 1.93% — Monthly	Lojas Americanas Sa — Monthly	(957)
11,516	11,426	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Lotte Chemical Corp — Monthly	92
17,737	17,415	—	1/29/20	Federal Funds Effective Rate US minus 2.50% — Monthly	Lotte Corp — Monthly	318
21,884	22,013	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Lumentum Holdings Inc — Monthly	(126)
25,694	27,328	—	1/27/20	Federal Funds Effective Rate US minus 0.30% — Monthly	M3 Inc — Monthly	(1,630)
84,019	83,531	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Macy's Inc — Monthly	497
118,640	116,649	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Madison Square Garden Co/The — Monthly	2,005
31,681	31,466	—	1/27/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Makita Corp — Monthly	220
107,503	109,190	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Marsh & Mclennan Cos Inc — Monthly	(1,675)
1,782	1,773	—	1/26/20	Federal Funds Effective Rate US minus 3.50% — Monthly	Masraf Al Rayan Qsc — Monthly	9
91,717	93,603	—	1/29/20	Federal Funds Effective Rate US minus 1.15% — Monthly	Mattel Inc — Monthly	(1,880)
3,995	4,023	—	1/28/20	Federal Funds Effective Rate US minus 3.89% — Monthly	Maxis Bhd — Monthly	(66)
114,077	115,650	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Mccormick & Co Inc/Md — Monthly	(1,561)
7,655	7,711	—	1/30/20	Federal Funds Effective Rate US minus 0.05% — Monthly	Mediatek Inc — Monthly	(55)
57,549	56,493	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Melrose Industries Plc — Monthly	1,062
25,617	26,398	—	1/27/20	Federal Funds Effective Rate US minus 2.38% — Monthly	Mercari Inc — Monthly	(781)
42,290	43,293	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Mettler-Toledo International Inc — Monthly	(998)
37,337	37,093	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Micro Focus International Plc — Monthly	249
170,613	173,092	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Middleby Corp/The — Monthly	(2,461)
21,082	21,456	—	1/27/20	Federal Funds Effective Rate US minus 1.50% — Monthly	Minor International Pcl — Monthly	(373)
68,848	66,935	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Minth Group Ltd — Monthly	1,919
15,226	15,721	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Mirae Asset Daewoo Co Ltd — Monthly	(493)
1,194	1,223	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Mirae Asset Daewoo Co Ltd — Monthly	(28)
33,137	32,609	—	1/29/20	Federal Funds Effective Rate US minus 0.45% — Monthly	Mirvac Group — Monthly	532
42,827	45,166	—	1/27/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Misumi Group Inc — Monthly	(2,332)
53,665	52,505	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Mohawk Industries Inc — Monthly	1,166
62,099	62,882	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Mondelez International Inc — Monthly	(779)
63,016	67,322	—	1/27/20	Federal Funds Effective Rate US minus 1.13% — Monthly	Monotaro Co Ltd — Monthly	(4,307)
11,599	11,606	—	1/29/20	Federal Funds Effective Rate US minus 6.50% — Monthly	Moscow Exchange Micex-Rts Pjsc — Monthly	(10)
83,111	83,008	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Mtr Corp Ltd — Monthly	110
39,355	39,286	—	1/27/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Nagoya Railroad Co Ltd — Monthly	75
16,140	16,709	—	1/28/20	Federal Funds Effective Rate US minus 4.00% — Monthly	Nestle (Malaysia) Bhd — Monthly	(571)
10,879	11,060	—	1/29/20	Federal Funds Effective Rate US minus 2.75% — Monthly	Netmarble Corp — Monthly	(181)
53,348	55,535	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Nielsen Holdings Plc — Monthly	(2,181)
41,628	43,385	—	1/27/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Nitori Holdings Co Ltd — Monthly	(1,750)
28,943	29,064	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Nokian Renkaat Oyj — Monthly	(118)
29,104	28,560	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Novozymes A/S — Monthly	546
55,390	57,452	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Nutanix Inc — Monthly	(2,056)
63,875	64,924	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	On Semiconductor Corp — Monthly	(1,042)
129,727	131,262	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Oracle Corp — Monthly	(1,522)
78,201	77,993	—	1/29/20	Federal Funds Effective Rate US minus 0.45% — Monthly	Orica Ltd — Monthly	216
27,368	27,167	—	1/29/20	Federal Funds Effective Rate US minus 0.45% — Monthly	Origin Energy Ltd — Monthly	205
20,490	20,590	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Orion Corp/Republic Of Korea — Monthly	(98)
4,163	4,253	—	1/29/20	Federal Funds Effective Rate US minus 2.13% — Monthly	Pan Ocean Co Ltd — Monthly	(90)
43,060	45,293	—	1/27/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Park24 Co Ltd — Monthly	(2,228)
108,072	110,332	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Paycom Software Inc — Monthly	(2,249)
11,948	11,826	—	1/30/20	Federal Funds Effective Rate US minus 0.66% — Monthly	Pegatron Corp — Monthly	122
4,784	5,121	—	1/27/20	Federal Funds Effective Rate US minus 3.13% — Monthly	Pepkor Holdings Ltd — Monthly	(337)
170,069	172,466	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Perkinelmer Inc — Monthly	(2,375)
168,914	173,917	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Pfizer Inc — Monthly	(4,987)
100,246	102,370	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Pinnacle Financial Partners Inc — Monthly	(2,114)
5,387	5,425	—	1/27/20	Federal Funds Effective Rate US minus 0.90% — Monthly	Pioneer Foods Group Ltd — Monthly	(38)
17,549	17,483	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Polymetal International Plc — Monthly	68
173,118	174,536	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Pool Corp — Monthly	(1,400)
15,549	15,715	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Postal Savings Bank Of China Co Ltd — Monthly	(164)
19,891	19,917	—	1/28/20	Federal Funds Effective Rate US minus 5.48% — Monthly	Press Metal Aluminium Holdings Bhd — Monthly	(33)
14,154	14,100	—	1/27/20	Federal Funds Effective Rate US minus 0.90% — Monthly	Psg Group Ltd — Monthly	55
10,043	10,186	—	1/30/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Quanta Computer Inc — Monthly	(142)
23,731	23,795	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Ready Capital Corp — Monthly	(62)
34,628	34,315	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Reckitt Benckiser Group Plc — Monthly	317
3,325	3,208	—	1/27/20	Federal Funds Effective Rate US minus 0.90% — Monthly	Reinet Investments Sca — Monthly	117
59,571	60,231	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Remy Cointreau Sa — Monthly	(654)
10,005	9,883	—	1/27/20	Federal Funds Effective Rate US minus 0.90% — Monthly	Resilient Reit Ltd — Monthly	124
7,004	7,392	—	1/29/20	Federal Funds Effective Rate US minus 0.75% — Monthly	Richter Gedeon Nyrt — Monthly	(388)
27,612	27,389	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Royal Bank Of Scotland Group Plc — Monthly	226
2,321	2,253	—	1/29/20	Federal Funds Effective Rate US minus 6.50% — Monthly	Rushydro Pjsc — Monthly	67
4,992	5,069	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	S-1 Corp — Monthly	(77)
62,497	65,485	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Sage Therapeutics Inc — Monthly	(2,982)
53,443	54,249	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Salesforce.Com Inc — Monthly	(800)
13,896	14,206	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Samsung Card Co Ltd — Monthly	(309)
7,632	7,659	—	1/29/20	Federal Funds Effective Rate US minus 0.88% — Monthly	Samsung Heavy Industries Co Ltd — Monthly	(26)
10,327	10,921	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Samsung Securities Co Ltd — Monthly	(593)
9,708	9,856	—	1/29/20	Federal Funds Effective Rate US minus 0.75% — Monthly	Santander Bank Polska Sa — Monthly	(148)
9,215	9,091	—	1/27/20	Federal Funds Effective Rate US minus 8.75% — Monthly	Security Bank Corp — Monthly	120
10,668	10,845	—	1/28/20	Federal Funds Effective Rate US minus 9.00% — Monthly	Sembcorp Marine Ltd — Monthly	(186)
10,683	10,564	—	1/29/20	Federal Funds Effective Rate US minus 1.19% — Monthly	Shanghai Electric Group Co Ltd — Monthly	120
11,774	12,041	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Shanghai Fosun Pharmaceutical Group Co Ltd — Monthly	(266)
34,103	34,041	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Shangri-La Asia Ltd — Monthly	64
15,457	15,641	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Shenzhen Investment Ltd — Monthly	(182)
9,855	9,980	—	1/30/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Shin Kong Financial Holding Co Ltd — Monthly	(126)
25,748	26,927	—	1/27/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Showa Denko Kk — Monthly	(1,175)
69,793	69,031	—	1/29/20	Federal Funds Effective Rate US minus 2.50% — Monthly	Siemens Gamesa Renewable Energy Sa — Monthly	767
11,890	11,668	—	1/29/20	Federal Funds Effective Rate US minus 8.13% — Monthly	Sillajen Inc — Monthly	219
9,720	9,704	—	1/30/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Sinopac Financial Holdings Co Ltd — Monthly	17
104,433	104,128	—	1/29/20	Federal Funds Effective Rate US minus 0.35% — Monthly	Six Flags Entertainment Corp — Monthly	317
71,616	71,061	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Skanska Ab — Monthly	811
96,625	96,984	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Skechers Usa Inc — Monthly	(350)
13,065	13,332	—	1/29/20	Federal Funds Effective Rate US minus 4.65% — Monthly	Sociedad Quimica Y Minera De Chile Sa Adr — Monthly	(265)
18,284	17,796	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Soho China Ltd — Monthly	488
17,058	18,040	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	S-Oil Corp — Monthly	(979)
17,027	16,840	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Southern Copper Corp — Monthly	189
4,403	4,409	—	1/28/20	Federal Funds Effective Rate US minus 8.13% — Monthly	Sp Setia Bhd Group — Monthly	(8)
1,302,682	1,458,740	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Spdr S&P 500 Etf Trust — Monthly	8,953
161,307	165,002	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Stanley Black & Decker Inc — Monthly	(4,509)
104,440	104,283	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Starbucks Corp — Monthly	166
46,780	47,999	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Sterling Bancorp/De — Monthly	(1,214)
180,607	184,584	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Stryker Corp — Monthly	(3,958)
29,334	29,452	—	1/27/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Sumitomo Electric Industries Ltd — Monthly	(113)
70,871	69,705	—	1/29/20	Federal Funds Effective Rate US minus 0.31% — Monthly	Switch Inc — Monthly	1,174
32,640	31,741	—	1/29/20	Federal Funds Effective Rate US minus 0.45% — Monthly	Tabcorp Holdings Ltd — Monthly	902
4,677	5,227	—	1/30/20	Federal Funds Effective Rate US minus 2.88% — Monthly	Taimed Biologics Inc — Monthly	(550)
10,711	10,774	—	1/30/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Taiwan Cooperative Financial Holding Co Ltd — Monthly	(62)
132,452	132,089	—	1/29/20	Federal Funds Effective Rate US minus 0.66% — Monthly	Tempur Sealy International Inc — Monthly	374
25,097	24,566	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Tenaris Sa — Monthly	534
36,204	35,882	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Tencent Holdings Ltd — Monthly	326
50,876	53,221	—	1/27/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Terumo Corp — Monthly	(2,338)
26,751	26,806	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Tesco Plc — Monthly	(53)
76,879	77,456	—	1/29/20	Federal Funds Effective Rate US minus 2.43% — Monthly	Tesla Inc — Monthly	(570)
44,696	45,632	—	1/27/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Tokyo Century Corp — Monthly	(930)
38,017	39,886	—	1/27/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Tokyo Tatemono Co Ltd — Monthly	(1,859)
17,697	17,691	—	1/28/20	Federal Funds Effective Rate US minus 3.38% — Monthly	Top Glove Corp Bhd — Monthly	(2)
180,651	181,197	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Transdigm Group Inc — Monthly	(529)
27,581	27,322	—	1/27/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Tsuruha Holdings Inc — Monthly	263
7,260	7,223	—	1/29/20	Federal Funds Effective Rate US minus 0.75% — Monthly	Turkcell Iletisim Hizmetleri As — Monthly	37
33,419	34,394	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Twilio Inc — Monthly	(972)
43,091	43,564	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Tyler Technologies Inc — Monthly	(468)
5,597	5,756	—	1/27/20	Federal Funds Effective Rate US minus 1.00% — Monthly	Ultrapar Participacoes Sa — Monthly	(158)
23,740	24,905	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Umicore Sa — Monthly	(1,162)
43,397	45,038	—	1/29/20	Federal Funds Effective Rate US minus 4.81% — Monthly	Under Armour Inc — Monthly	(1,654)
44,068	45,620	—	1/29/20	Federal Funds Effective Rate US minus 2.39% — Monthly	Under Armour Inc — Monthly	(1,553)
10,144	10,295	—	1/27/20	Federal Funds Effective Rate US minus 4.00% — Monthly	Unilever Indonesia Tbk Pt — Monthly	(152)
121	128	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	United Technologies Corp — Monthly	(7)
24,524	24,649	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Univar Inc — Monthly	(122)
14,674	13,896	—	1/27/20	Federal Funds Effective Rate US minus 7.31% — Monthly	Universal Robina Corp — Monthly	768
30,060	29,837	—	1/28/20	Federal Funds Effective Rate US minus 0.35% — Monthly	Uol Group Ltd — Monthly	227
73,109	74,016	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Valmont Industries Inc — Monthly	(900)
31,116	30,483	—	1/28/20	Federal Funds Effective Rate US minus 0.35% — Monthly	Venture Corp Ltd — Monthly	636
169,548	170,533	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Versum Materials Inc — Monthly	(967)
79,459	79,955	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Volkswagen Ag — Monthly	(487)
122,172	125,913	—	1/29/20	Federal Funds Effective Rate US minus 0.85% — Monthly	Wabtec Corp — Monthly	(3,728)
17,067	16,977	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Walt Disney Co/The — Monthly	92
27,191	27,191	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Wartsila Oyj Abp — Monthly	3
160,282	160,617	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Watsco Inc — Monthly	(321)
14,134	14,519	—	1/29/20	Federal Funds Effective Rate US minus 0.39% — Monthly	Weibo Corp Adr — Monthly	(384)
26,116	27,345	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Weir Group Plc/The — Monthly	(1,227)
110,171	108,833	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Welbilt Inc — Monthly	1,351
32,385	31,680	—	1/29/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Whitbread Plc — Monthly	709
101,423	103,091	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	White Mountains Insurance Group Ltd — Monthly	(1,658)
12,305	12,957	—	1/30/20	Federal Funds Effective Rate US minus 7.00% — Monthly	Win Semiconductors Corp — Monthly	(656)
7,355	7,305	—	1/30/20	Federal Funds Effective Rate US minus 5.75% — Monthly	Winbond Electronics Corp — Monthly	50
6,312	6,347	—	1/30/20	Federal Funds Effective Rate US minus 5.50% — Monthly	Wistron Corp — Monthly	(35)
57,117	56,720	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Worldpay Inc — Monthly	402
12,802	12,852	—	1/29/20	Federal Funds Effective Rate US minus 0.88% — Monthly	X5 Retail Group Nv Gdr — Monthly	(49)
64,507	66,079	—	1/29/20	Federal Funds Effective Rate US minus 0.45% — Monthly	Xero Ltd — Monthly	(1,570)
2,361	2,374	—	1/29/20	Federal Funds Effective Rate US minus 8.75% — Monthly	Xinjiang Goldwind Science & Technology Co Ltd — Monthly	(16)
9,967	9,735	—	1/29/20	Federal Funds Effective Rate US minus 1.38% — Monthly	Xinyi Solar Holdings Ltd — Monthly	233
25,939	26,904	—	1/27/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Yahoo Japan Corp — Monthly	(961)
31,400	31,070	—	1/27/20	Federal Funds Effective Rate US minus 0.30% — Monthly	Yamaguchi Financial Group Inc — Monthly	335
11,985	12,450	—	1/29/20	Federal Funds Effective Rate US minus 12.00% — Monthly	Yapi Ve Kredi Bankasi As — Monthly	(479)
37,268	35,274	—	1/29/20	Federal Funds Effective Rate US minus 0.75% — Monthly	Zalando Ag — Monthly	1,986
6,946	6,946	—	1/29/20	Federal Funds Effective Rate US minus 39.25% — Monthly	Zall Smart Commerce Group Ltd — Monthly	(11)
4,140	4,284	—	1/29/20	Federal Funds Effective Rate US minus 5.63% — Monthly	Zhaojin Mining Industry Co Ltd — Monthly	(145)
4,730	4,505	—	1/29/20	Federal Funds Effective Rate US minus 17.00% — Monthly	Zhongan Online P&C Insurance Co Ltd — Monthly	221
11,257	11,270	—	1/29/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Zhuzhou Crrc Times Electric Co Ltd — Monthly	(12)
32,867	34,237	—	1/29/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Zillow Group Inc — Monthly	(1,367)

Upfront premium received		—			Unrealized appreciation	264,676

Upfront premium (paid)		—			Unrealized (depreciation)	(291,047)

Total		$—			Total	$(26,371)

Key to holding's abbreviations
ADR/Adr	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF/Etf	Exchange Traded Fund
GDR/Gdr	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
NVDR/Nvdr	Non-voting Depository Receipts
OTC	Over-the-counter
PJSC/Pjsc	Public Joint Stock Company
SPDR/Spdr	S&P Depository Receipts
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2018 through November 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $10,361,644.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $5,379,300.
At the close of the reporting period, the fund maintained liquid assets totaling $38,222 to cover certain derivative contracts.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to take long or short positions in equity securities.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $26,371 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $5,379,300 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Investment companies	$616,249	$—	$—
Short-term investments	—	10,177,865	—

Totals by level	$616,249	$10,177,865	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Total return swap contracts	$—	$(26,371)	$—

Totals by level	$—	$(26,371)	$—
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$264,676	$291,047

Total	$264,676	$291,047
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
OTC total return swap contracts (notional)	$41,500,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

w

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 29, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: January 29, 2019